Warrants	12 Months Ended
Dec. 31, 2020
WARRANTS
WARRANT

10.WARRANTS

At December 31, 2020, the Company had outstanding warrants to purchase 23,309 shares of common stock at an exercise price of $0.06 per share, which expire in September 2021. The weighted average exercise price is $0.06 and the weighted average time to expiration is 0.75 years.

During 2020 and 2019, no warrants to purchase common stock were issued, exercised or expired.